Deposits	12 Months Ended
Mar. 31, 2022
Miscellaneous non-current assets [Abstract]
Deposits [Text Block]

12. Deposits

The deposits at March 31, 2022 and March 31, 2021 relate to required amounts on account with electricity providers in Sweden and deposit for equipment purchases, consisting of:

Description	March 31, 2022	March 31, 2021
Vattenfall AB	$1,361,422	$1,494,617
Bodens Energi	241,291	724,456
Skellefteå Kraft	523,088	-
Equipment Deposits	57,567,943	43,313,678
Total	$59,693,744	$45,532,751

The Company is exposed to counterparty risk through the significant deposits for the prepaid digital currency mining equipment it places with suppliers of mining hardware to secure orders and delivery dates. The risk of a supplier failing to meet its contractual obligations may result in late deliveries or long-term deposits and equipment prepayments that are not realized. The Company attempts to mitigate this risk by procuring mining hardware from the larger more established suppliers and with whom the company has existing relationships and knowledge of their reputation in the market.